MEMORANDUM OF CHANGES

                      VAN KAMPEN UNIT TRUSTS, SERIES 1190

   The Prospectus filed with Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1190 (the "Trust") on February 9, 2012. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

     The "Principal Investment Strategy", "Hypothetical Strategy Performance" and "Notes to Hypothetical Performance Table" sections have been revised in response to comments received from the Securities and Exchange Commission.

     The "Principal Risks" section has been updated to reflect the industry concentrations represented in the Trust's portfolio.

     The "Fee Table", "Example" and "Essential Information" sections have been completed.

     The "Portfolio" page and notes thereto have been finalized.

     The "Report of Independent Registered Public Accounting Firm" page has been completed.

     The "Statement of Condition" page has been finalized.

     The "Risk Factors" sections in both the Prospectus Part II and Information Supplement have been updated.

     Back Cover Page. The date of the Prospectus has been inserted and the table of contents has been revised.

     Information Supplement. The table of contents has been revised.